Intangible Assets (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Jan. 31, 2021
Intangible assets, cost	$ 599,157	$ 555,423
Intangible assets, amortization cost	369,548	315,431
Intangible assets. net	229,609	239,992
Customer agreements and relationships
Intangible assets, cost	251,402	240,479
Intangible assets, amortization cost	135,380	119,361
Existing technology
Intangible assets, cost	326,411	295,161
Intangible assets, amortization cost	218,953	183,539
Trade names
Intangible assets, cost	9,038	8,844
Intangible assets, amortization cost	6,677	5,996
Non-compete covenants
Intangible assets, cost	12,306	10,939
Intangible assets, amortization cost	$ 8,538	$ 6,535